COMMITMENTS AND CONTINGENCIES	3 Months Ended
May 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6 - COMMITMENTS AND CONTINGENCIES

On March 29, 2023, Minerva Gold Inc. signed a Mineral Property Option Agreement with Tuzashuu Ken Limited Liability Company that holds the License No.5862 MP for the exploration of the Arsy deposit. According to this Agreement, in order to keep the Option, the Company is obligated to make aggregate cash payments of $500,000 within 6 months of execution of the SPA, fund exploration and development work on the Property in 2024 totalling at least $300,000 and transfer to the Optioner not less than 30% (Thirty percent) of the Company’s shares by the end of the Option Period.

As of the date of this Quarterly Report, the Company does not have any material commitments other that discussed in the Mineral Property Option Agreement. As of May 31, 2023, the Company is not aware of any contingent liabilities, legal disputes, and other obligations that could impact the company's financial position and that should be reflected in the financial statements.